STOCK-BASED COMPENSATION	12 Months Ended
Sep. 30, 2018
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
17.	STOCK-BASED COMPENSATION

On November 8, 2005, the Company adopted the 2005 Performance Equity Plan (the “2005 Plan”) which allows the Company to offer a variety of incentive awards to employees to acquire up to 150,000 ordinary shares under the 2005 Plan. On April 22, 2010, the Company adopted the 2009 Performance Equity Plan (the “2009 Plan”) and is authorized to issue equity based awards for up to 150,000 ordinary shares to the Company’s employees and senior managements. On December 22, 2014 the Company adopted the 2014 Performance Equity Plan, under which we are able to issue equity awards with the right to acquire up to 500,000 ordinary shares to our directors, officers, employees, individual consultants and advisors. The main purpose of the plan is to provide an existing structure and renewable benefit plan for senior management and directors and others providing services to the company. In addition to current equity awards to the directors and officers, we plan to expand our equity awards to a broader range of employees in order to align our employee incentives towards the stock performance. The main purpose of the two plans is to provide an existing structure and renewable benefit plan for senior management and directors, employees and consultants.

Under the terms of the 2005 Plan on January 4, 2010 the Company granted its employees options to purchase 12,500 ordinary shares at the price of US$122.3 (“Tranche 5”). Under the terms of the 2009 Plan, on January 3, 2011, the Company granted its employees options to purchase 12,000 ordinary shares at the price of US$108.4 (“Tranche 6”); and on January 3, 2012, the Company granted its employees options to purchase 36,500 ordinary shares at the price of US$25.5 (“Tranche 7”), and on January 2, 2013, the Company granted its employees options to purchase 36,000 ordinary shares at the price of US$14.4 (“Tranche 8”) Subject to the modifications discussed below, and on January 2, 2014, the Company granted its employees options to purchase 35,000 ordinary shares at the price of US$12.7 (“Tranche 9”).

Under the terms of the 2014 Plan, on January 2, 2015 the Company granted its employees options to purchase 19,500 ordinary shares at the price of US$14.8 (“Tranche 10”), on January 4, 2016 the Company granted its employees options to purchase 18,500 ordinary shares at the price of US$13.8 (“Tranche 11”), on April 19, 2016 the Company granted its employees options to purchase 60,000 ordinary shares at the price of US$20.5 (“Tranche 12”), on May 16, 2016 the Company granted its employees options to purchase 20,000 ordinary shares at the price of US$16.5 (“Tranche 13”),on August 3, 2016 the Company granted its employees options to purchase 20,000 ordinary shares at the price of US$20.0 (“Tranche 14”), on January 3, 2017 the Company granted its employees options to purchase 18,000 ordinary shares at the price of US$20.7 (“Tranche 15”), on October 2, 2017 the Company granted its employees options to purchase 2,500 ordinary shares at the price of US$16.5 (“Tranche 16”), on December 22, 2017 the Company granted its employees options to purchase 8,800 ordinary shares at the price of US$8.0 (“Tranche 17”), on January 2, 2018 the Company granted its employees options to purchase 29,000 ordinary shares at the price of US$9.1 (“Tranche 18”), on March 1, 2018 the Company granted its employees options to purchase 20,000 ordinary shares at the price of US$8.2 (“Tranche 19”).

All the options have an expiration date that is 5 to 10 years from the date of grant and vest immediately or over a period of 1 to
5
years. 70,000 and 70,000 options under the 2009 Plan, and 151,000 and 211,300 options under the 2014 Plan were outstanding as of September 30, 2017 and 2018, respectively.

After the adjusted awards, all the option awards have an exercise price of US$8.0 to US$20.7 and expire 5 to 10 years from the date of grant and vest immediately or over a period of 1 to 10 years.

On December 22, 2014, January 2, 2016 and December 28, 2016, the compensation committee of the Board of Directors approved the substitution of restricted stock for outstanding grants under Tranche 5, 6&7 respectively, that no longer offer the kind of incentive opportunity originally sought for valued employees given the fall in the market price of the ordinary shares during recent years. The revised terms of the stock options were accounted for as a modification in accordance with ASC 718-20. For the purpose of determining the amount of any incremental share-based compensation cost that may have resulted from the modification of the exercise prices, the Company compared the fair value of modified awards and that of the original awards, determined that RMB616, RMB542 and RMB982 respectively, of the modifications required the recognition of additional share-based payment expense, respectively.

For the options outstanding at September 30, 2017 and 2018, the weighted average remaining contractual lives are 4.9 and 4.17 years, respectively.

The Company recorded share-based compensation expense for share options of RMB8,796, RMB3,016 and RMB4,313 for the years ended September 30, 2016, 2017 and 2018 respectively. As of September 30, 2017 and 2018, there were RMB690 and RMB1,228 of total unrecognized compensation expense related to non-vested share-based compensation arrangement under the 2014 Plan. The unrecognized compensation expense is expected to be recognized over a weighted-average period of 0.48 year.

Under the terms of the 2009 Plan, on December 28, 2017 the Company granted 33,000 restricted shares to its management at an aggregate value of US$287,100, based on the stock closing price of US$8.7 at December 28, 2017. The vesting period of these shares was five-days from grant date, which was January 3, 2018.

Under the term of the 2014 Plan, on March 1, 2018, June 1, 2018 and September 1, 2018 the Company granted total of 22,500 restricted shares to its management at an aggregate value of US$167,925, based on the stock closing price of US$8.6, US$7.2 and US$6.6 at March 1, 2018, June 1, 2018 and September 1, 2018, respectively. The vesting period of these shares was 1 year from the grant date, which is March 1, 2019, June 1, 2019 and September 1, 2019, respectively.

The Company recorded share-based compensation expense for restricted shares of RMBnil, RMBnil and RMB
2,272
for the years ended September 30, 2016, 2017 and 2018 respectively. As of September 30, 2017 and 2018, there were RMBnil and RMB709 of total unrecognized compensation expense related to non-vested restricted shares compensation arrangement under the 2009 Plan and 2014 Plan. The unrecognized compensation expense is expected to be recognized over a weighted-average period of 0.71 year.

A summary of the share option activity under the 2005, 2009 and 2014 Plans is as follows:

	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche
	7	8	9	10	11	12	13	14	15	16	17	18	19

Grant date	January 3,	January 2,	January 2,	January 2,	January 4,	April 19,	May 16,	August 3,	January 3,	October 2,	December 22,	January 2,	March 1,
	2012	2013	2014	2015	2016	2016	2016	2016	2017	2017	2017	2018	2018

Options outstanding as of September 30, 2016	13,500	35,500	34,500	19,500	18,500	60,000	20,000	20,000	-	-	-	-	-
Number of options granted	-	-	-	-	-	-	-	-	18,000	-	-	-	-
Options exercised	(500)	-	-	-	(5,000)	-	-	-	-	-	-	-	-
Options cancelled/expired	(13,000)	-	-	-	-	-	-	-	-	-	-	-	-
Outstanding as of September 30, 2017	-	35,500	34,500	19,500	13,500	60,000	20,000	20,000	18,000	-	-	-	-
Number of options granted	-	-	-	-	-	-	-	-	-	2,500	8,800	29,000	20,000
Options exercised	-	-	-	-	-	-	-	-	-	-	-	-	-
Options cancelled/expired	-	(35,500)	-	-	-	-	-	-	-	-	-	-	-
Outstanding as of September 30, 2018	-	-	34,500	19,500	13,500	60,000	20,000	20,000	18,000	2,500	8,800	29,000	20,000

Options vested and exercisable
At September 30, 2017	-	35,500	34,500	19,500	13,500	60,000	20,000	20,000	18,000	-	-	-	-

At September 30, 2018	-	-	34,500	19,500	13,500	60,000	20,000	20,000	18,000	2,500	8,800	29,000	20,000

Weighted average fair value at the grant date (US$)	14.5	7.6	6.5	7.5	9.0	15.4	12.4	14.4	4.0	7.7	4.4	5.1	5.1

The fair value of each option granted is estimated on the date of grant using the Black-Scholes Option Pricing Model:

	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche
	7	8	9	10	11	12	13	14	15	16	17	18	19

Exercise price (US$)	25.5	14.4	12.7	14.8	13.8	20.5	16.5	20.0	20.7	16.5	8.0	9.1	8.2
Average risk-free interest rate	0.4%	0.37%	0.76%	1.07%	1.73%	1.79%	1.75%	1.55%	1.94%	1.94%	2.26%	2.25%	2.58%
Expected option life (year)	3	3	3	3	5	10	10	10	5	5	5	5	5
Volatility rate	90.3%	86.32%	79.2%	79.67%	80.72%	69.27%	69.92%	65.37%	63.87%	52.40%	63.2%	64.6%	68.2%
Dividend yield	-	-	-	-	-	-	-	-	-	-	-	-	-

The aggregate intrinsic value as of September 30, 2017 and 2018 is US$265 and US$nil, respectively